103 SA-1


                        SUPPLEMENT DATED OCTOBER 15, 2007
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2007
                                       OF
                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

The Statement of Additional Information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 26, the table is revised to add the following as of September 30, 2007:

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NAME   NUMBER     ASSETS     NUMBER     ASSETS     NUMBER     ASSETS
       OF OTHER   OF OTHER   OF OTHER   OF OTHER   OF OTHER   OF
       REGISTERED REGISTERED POOLED     POOLED     ACCOUNTS   OTHER
       INVESTMENT INVESTMENT INVESTMENT INVESTMENT MANAGED(2) ACCOUNTS
       COMPANIES  COMPANIES  VEHICLES   VEHICLES              MANAGED
       MANAGED(1) MANAGED    MANAGED(2) MANAGED               (X $1
                  (X $1                 (X $1                 MILLION)(2)
                  MILLION)(1)           MILLION)(2)
-----------------------------------------------------------------------
Bradley     0     N/A        22          7,530.4    15        3,404.4
Radin
-----------------------------------------------------------------------
Cynthia     11    14,838.6   1             180.6    26        6,397.2
Sweeting
-----------------------------------------------------------------------

1. These figures represent registered investment companies other than the Fund.
2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

II. Under the section, "Management and Other Services - Portfolio managers - OWNERSHIP OF FUND SHARES" on page 28, the table is revised to add the following as of September 30, 2007:


      -----------------------------------------
      PORTFOLIO MANAGER  DOLLAR RANGE OF FUND
                         SHARES BENEFICIALLY
                                 OWNED
      -----------------------------------------
      Bradley Radin              None
      -----------------------------------------
      Cynthia Sweeting    $10,001 - $50,000
      -----------------------------------------


                Please keep this supplement for future reference.